Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of Outstanding Purchase Commitments

As of December 31, 2022, the Company has outstanding purchase commitments in relation to cloud services consisting of the following:

	RMB	US$
	(in thousands)
For the year ending December 31, 2023	25,341	3,674